Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	As of December 31,
	2018	2019
Current accounts	220,089	113,655
Time deposits (with original maturities of three months or less)	121,925	149,491
Ship management client accounts	580	601
Total	342,594	263,747